Average Annual Total Returns - Thrivent Large Cap Index Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	18.12%	14.92%	13.53%	18.40%	15.22%	13.88%